Long-Term Debt (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 16, 2021	Jun. 25, 2021	Mar. 17, 2021	Jan. 29, 2021	Mar. 20, 2020
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	$ (95)	$ (98)
Less amount due currently	(882)
Long-term debt, less amounts due currently	9,150	9,229
Unsecured Debt [Member]
Debt Instrument [Line Items]
Total long-term debt	10,127	9,327
4.10% Senior Notes Due June 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400	$ 400
Interest rate	4.10%	4.10%
Maturity date	Jun. 01, 2022	Jun. 01, 2022
7.00% Debentures Due September 1, 2022 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 482	$ 482
Interest rate	7.00%	7.00%
Maturity date	Sep. 01, 2022	Sep. 01, 2022
2.75% Senior Notes due June 1, 2024 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500	$ 500
Interest rate	2.75%	2.75%
Maturity date	Jun. 01, 2024	Jun. 01, 2024
2.95% Senior Notes Due April 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 350	$ 350
Interest rate	2.95%	2.95%
Maturity date	Apr. 01, 2025	Apr. 01, 2025
0.55% Senior Notes Due October 1, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 450	$ 450
Interest rate	0.55%	0.55%
Maturity date	Oct. 01, 2025	Oct. 01, 2025
3.86% Senior Notes, Series A, due December 3, 2025 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 174	$ 174
Interest rate	3.86%	3.86%
Maturity date	Dec. 03, 2025	Dec. 03, 2025
3.86% Senior Notes, Series B, due January 14, 2026 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 38	$ 38
Interest rate	3.86%	3.86%
Maturity date	Jan. 14, 2026	Jan. 14, 2026
3.70% Senior Notes Due November 15, 2028 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 650	$ 650
Interest rate	3.70%	3.70%
Maturity date	Nov. 15, 2028	Nov. 15, 2028
5.75% Senior Notes Due March 15, 2029 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 318	$ 318
Interest rate	5.75%	5.75%
Maturity date	Mar. 15, 2029	Mar. 15, 2029
2.75% Senior Notes Due May 15, 2030 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700	$ 400	$ 300				$ 400
Interest rate	2.75%	2.75%
Maturity date	May 15, 2030	May 15, 2030
7.00% Senior Notes Due May 1, 2032 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 494	$ 494
Interest rate	7.00%	7.00%
Maturity date	May 01, 2032	May 01, 2032
7.25% Senior Notes Due January 15, 2033 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 323	$ 323
Interest rate	7.25%	7.25%
Maturity date	Jan. 15, 2033	Jan. 15, 2033
7.50% Senior Notes Due September 1, 2038 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 300	$ 300
Interest rate	7.50%	7.50%
Maturity date	Sep. 01, 2038	Sep. 01, 2038
5.25% Senior Notes Due September 30, 2040 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 475	$ 475
Interest rate	5.25%	5.25%
Maturity date	Sep. 30, 2040	Sep. 30, 2040
4.55% Senior Notes Due December 1, 2041 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400	$ 400
Interest rate	4.55%	4.55%
Maturity date	Dec. 01, 2041	Dec. 01, 2041
5.30% Senior Notes Due June 1, 2042 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 348	$ 348
Interest rate	5.30%	5.30%
Maturity date	Jun. 01, 2042	Jun. 01, 2042
3.75% Senior Notes Due April 1, 2045 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 550	$ 550
Interest rate	3.75%	3.75%
Maturity date	Apr. 01, 2045	Apr. 01, 2045
3.80% Senior Notes Due September 30, 2047 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 325	$ 325
Interest rate	3.80%	3.80%
Maturity date	Sep. 30, 2047	Sep. 30, 2047
4.10% Senior Notes Due November 15, 2048 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 450	$ 450
Interest rate	4.10%	4.10%
Maturity date	Nov. 15, 2048	Nov. 15, 2048
3.80% Senior Notes, Due June 1, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500	$ 500
Interest rate	3.80%	3.80%
Maturity date	Jun. 01, 2049	Jun. 01, 2049
3.10% Senior Notes, Due September 15, 2049 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 700	$ 700
Interest rate	3.10%	3.10%
Maturity date	Sep. 15, 2049	Sep. 15, 2049
3.70% Senior Notes Due May 15, 2050 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 400	$ 400
Interest rate	3.70%	3.70%
Maturity date	May 15, 2050	May 15, 2050
2.70% Senior Notes Due November 15, 2051 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 500		$ 500
Interest rate	2.70%	2.70%
Maturity date	Nov. 15, 2051	Nov. 15, 2051
5.35% Senior Notes Due October 1, 2052 [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Fixed rate secured long-term debt	$ 300	$ 300
Interest rate	5.35%	5.35%
Maturity date	Oct. 01, 2052	Oct. 01, 2052
January 2021 Term Loan Credit Agreement Maturing February 28, 2022 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt						$ 300
Maturity date	Feb. 28, 2022
March 2021 Term Loan Credit Agreement Maturing May 17, 2022 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt					$ 450
Maturity date	May 17, 2022
June 2021 Term Loan Credit Agreement Maturing August 15, 2022 [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Variable rate unsecured long-term debt				$ 540
Maturity date	Aug. 15, 2022